Document And Entity Information	Nov. 24, 2020
Document Information [Line Items]
Entity, Registrant Name	Severn Bancorp, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 24, 2020
Entity, Incorporation, State or Country Code	MD
Entity, File Number	0-49731
Entity, Tax Identification Number	52-1726127
Entity, Address, Address Line One	200 Westgate Circle, Suite 200
Entity, Address, City or Town	Annapolis
Entity, Address, State or Province	MD
Entity, Address, Postal Zip Code	21401
City Area Code	410
Local Phone Number	260-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SVBI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000868271